Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 419,212	$ 459,864
Trade and other receivables	42,841	38,052
Marketable securities	29,542	114,001
Inventory	232,748	182,581
Other	8,776	5,099
Current assets	733,119	799,597
Non-current assets
Property, plant and equipment	701,175	658,629
Deferred income tax assets	7,523	0
Goodwill	49,786	49,786
Other	29,535	29,442
Total assets	1,521,138	1,537,454
Current liabilities
Trade and other payables	78,466	60,153
Provisions	4,788	11,313
Current liabilities	83,254	71,466
Non-current liabilities
Deferred income tax liabilities	107,909	114,576
Provisions	76,448	94,304
Debt	247,551	233,180
Total liabilities	515,162	513,526
Shareholders' equity
Share capital	1,055,417	1,047,233
Other reserves	(16,303)	24,998
Equity component of convertible notes	68,347	68,347
Deficit	(133,314)	(139,693)
Total shareholders' equity attributable to SSR Mining shareholders	974,147	1,000,885
Non-controlling interest	31,829	23,043
Total equity	1,005,976	1,023,928
Total liabilities and equity	$ 1,521,138	$ 1,537,454